NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Nature Of Operations And Going Concern
Net loss	$ 2,385,584	$ 23,229,731